Mining and Income Taxation - Schedule of Domestic and Foreign Current Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Mining tax
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Effective mining tax rate (in percent)	29.00%	29.00%	28.00%
South African taxation | Non-mining tax
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates (in percent)	27.00%	27.00%	27.00%
South African taxation | Company tax rate
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates (in percent)	27.00%	27.00%	27.00%
Australia | Non-mining tax
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates (in percent)	30.00%	30.00%	30.00%
Ghana | Non-mining tax
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates (in percent)	32.50%	32.50%	32.50%
Peru | Non-mining tax
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates (in percent)	29.50%	29.50%	29.50%
Chile | Non-mining tax
Disclosure of Domestic and Foreign Current Tax Rate [Line Items]
Current tax rates (in percent)	27.00%	27.00%	27.00%